Share-based Payment - Summary of Employee Share Options (Detail)	12 Months Ended
	Dec. 31, 2023 shares ¥ / shares	Dec. 31, 2022 shares ¥ / shares	Dec. 31, 2021 shares ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | ¥ / shares	¥ 86.62	¥ 76.12	¥ 74.22
Forfeited | ¥ / shares			91.64
Exercised during the year | ¥ / shares	8	20.28	41.43
Outstanding, end of year | ¥ / shares	¥ 87.58	¥ 86.62	¥ 76.12
Outstanding, beginning of year	15,000,000	17,821,000	21,460,000
Granted	0	0	0
Forfeited			(1,702,000)
Exercised during the year	(181,000)	(2,821,000)	(1,937,000)
Outstanding, end of year	14,819,000	15,000,000	17,821,000
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | ¥ / shares	¥ 83.73	¥ 109.47	¥ 140.87
Granted | ¥ / shares	8.9	60.78	82.6
Forfeited | ¥ / shares	147.31	286.29	152.7
Exercised during the year | ¥ / shares	431.02	112.47	141.69
Outstanding, end of year | ¥ / shares	¥ 50.48	¥ 83.73	¥ 109.47
Outstanding, beginning of year	2,355,000	3,042,000	1,958,000
Granted	32,000	40,000	1,590,000
Forfeited	(119,000)	(325,000)	(223,000)
Exercised during the year	(172,000)	(402,000)	(283,000)
Outstanding, end of year	2,096,000	2,355,000	3,042,000